21. EMPLOYEES BENEFITS PLANS (Details 9) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Discount rate [Member] | Medical plan [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Assumptions utilized	7.39%
Average (%)	8.39%
Actuarial liabilities	R$ 164,033
Average (%)	6.39%
Actuarial liabilities	R$ 215,928
Discount rate [Member] | F.G.T.S. Penalty [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Assumptions utilized	6.07%
Average (%)	7.07%
Actuarial liabilities	R$ 231,869
Average (%)	5.07%
Actuarial liabilities	R$ 265,473
Inflation Brazil [Member] | Medical plan [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Assumptions utilized	6.91%
Average (%)	7.91%
Actuarial liabilities	R$ 214,935
Average (%)	5.91%
Actuarial liabilities	R$ 164,386
Wage growth rate [Member] | F.G.T.S. Penalty [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Assumptions utilized	4.02%
Average (%)	5.02%
Actuarial liabilities	R$ 251,275
Average (%)	3.02%
Actuarial liabilities	R$ 244,042
Turnover [Member] | F.G.T.S. Penalty [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Average (%)	300.00%
Actuarial liabilities	R$ 200,715
Average (%)	(3.00%)
Actuarial liabilities	R$ 318,893